Consolidated Statements of Changes in Equity (USD $)	Total	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock	Total	Noncontrolling interests
Beginning Balance at Dec. 31, 2009	$ 205,025,840	$ 935,447	$ 179,354,727	$ 17,394,794	$ 17,562,561	$ (11,612,546)	$ 203,634,983	$ 1,390,857
Beginning Balance (in shares) at Dec. 31, 2009		93,544,748				(4,687,833)
Net income (loss)	(6,389,592)			(6,409,181)			(6,409,181)	19,589
Unrealized gains (losses) on available-for-sale securities	108,213				(7,345)		(7,345)	115,558
Foreign currency translation adjustments	4,938,716				4,924,890		4,924,890	13,826
Exercise of stock options (in shares)		360,000
Exercise of stock options	597,600	3,600	594,000				597,600
Issuance of repurchased shares upon vesting of restricted share units				(148,600)		148,600
Issuance of repurchased shares upon vesting of restricted share units (in shares)						60,000
Share-based compensation	215,171		215,171				215,171
Appropriated special dividend	(20,533,690)		(20,533,690)				(20,533,690)
Noncontrolling interests derecognized upon deconsolidation of Shanghai An-Nai-Chi (in 2010), and Acorn Hong Kong (in 2011)	(142,959)							(142,959)
Ending Balance at Dec. 31, 2010	183,819,299	939,047	159,630,208	10,837,013	22,480,106	(11,463,946)	182,422,428	1,396,871
Ending Balance (in shares) at Dec. 31, 2010		93,904,748				(4,627,833)
Net income (loss)	5,039,416			5,123,259			5,123,259	(83,843)
Unrealized gains (losses) on available-for-sale securities	(65,935)				21,965		21,965	(87,900)
Foreign currency translation adjustments	8,338,882				8,317,804		8,317,804	21,078
Exercise of stock options (in shares)		556,581
Exercise of stock options	879,397	5,566	873,831				879,397
Gains on disposition of available-for-sale securities	(546,642)				(499,019)		(499,019)	(47,623)
Exercise of restricted share units (in shares)		105,288
Exercise of restricted share units		1,053	(1,053)
Share-based compensation	129,673		129,673				129,673
Noncontrolling interests derecognized upon deconsolidation of Shanghai An-Nai-Chi (in 2010), and Acorn Hong Kong (in 2011)	(699,530)							(699,530)
Ending Balance at Dec. 31, 2011	196,894,560	945,666	160,632,659	15,960,272	30,320,856	(11,463,946)	196,395,507	499,053
Ending Balance (in shares) at Dec. 31, 2011		94,566,617				(4,627,833)
Net income (loss)	(17,918,395)			(17,926,074)			(17,926,074)	7,679
Foreign currency translation adjustments	400,568				399,847		399,847	721
Exercise of restricted share units (in shares)		50,892
Exercise of restricted share units		509	(509)
Share-based compensation	424,445		424,445				424,445
Ending Balance at Dec. 31, 2012	$ 179,801,178	$ 946,175	$ 161,056,595	$ (1,965,802)	$ 30,720,703	$ (11,463,946)	$ 179,293,725	$ 507,453
Ending Balance (in shares) at Dec. 31, 2012		94,617,509				(4,627,833)